Document	Sep. 01, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	SMART SAND, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37936
Entity Tax Identification Number	45-2809926
Entity Address, Address Line One	1000 Floral Vale Boulevard
Entity Address, Address Line Two	Suite 225
Entity Address, City or Town	Yardley
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19067
City Area Code	281
Local Phone Number	231-2660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001529628
Security Exchange Name	NASDAQ
Trading Symbol	SND
Title of 12(b) Security	Common Stock, $0.001 par value
Document Period End Date	Sep. 01, 2026